Financial instruments - Schedule of Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Offsetting [Abstract]
Fair value of financial instruments asset	$ 0	$ 11,338
Fair value of financial instruments liability	$ 168,860	$ 230,764